Mineral properties (Tables)	3 Months Ended
Mar. 31, 2026
Mineral Properties
Schedule of mineral properties

	December 31,		March 31,
	2025	Additions, net	2026
	$	$	$
Excelsior Springs	4,791,780	–	4,791,780
Oneman & Laird	42,835	–	42,835
Forester	–	2,296,707	2,296,707
	4,834,615	2,296,707	7,131,322
Elimination of cumulative translation adjustment	–	–	778,690
Total	4,834,615	2,296,707	7,910,012

	December 31,		March 31,
	2024	Additions	2025
	$	$	$
Excelsior Springs	7,840,981	–	7,840,981

Exploration and evaluation costs expensed on the projects consisted of the following:

	Excelsior	Oneman
	Springs	& Laird	Total
Three months ended March 31, 2026	$	$	$
Field	–	4,800	4,800
Geological and consulting (Note 6)	–	90,599	90,599
	–	95,399	95,399
Less: Recovery of costs	–	(200,000)	(200,000)
	–	(104,601)	(104,601)

	Excelsior	Laird &
	Springs	Oneman	Total
Three months ended March 31, 2025	$	$	$
Geological and consulting	76,623	–	76,623
	76,623	–	76,623